Investment Strategy - Kotak India Equity Fund	Sep. 02, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

To achieve its objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity and equity-linked securities of “Indian companies.” For purposes of this 80% test, “equity-linked securities” include debt instruments and derivative instruments linked to an equity security or an equity market benchmark.

Indian Companies

Indian companies are those that:

●

are organized under the laws of, or maintain their principal place of business in, or for which the principal trading market for their securities is in India (which is presently considered an emerging market);

●	derive 50% or more of their total revenue or profit from either goods or services produced or sales made in India; or
●	have 50% or more of their assets in India.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, rights and warrants to buy common stocks. The Fund intends to invest in companies of all capitalization sizes. The Fund may invest in securities denominated in Indian Rupees, U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

In order to make investments in India, the Fund is required by the Securities and Exchange Board of India (“SEBI”) to register as a Foreign Portfolio Investor (“FPI”). The Fund will invest in equity and equity-linked securities of Indian companies that, in the opinion of the Sub-Adviser have one or more of the following characteristics for growth, such as those that:

●	have significant opportunities for growth and or market share gain;
●	have sustainable competitive advantages;
●	that are sector leaders and enjoy leadership in their respective segments;
●	that are expected to experience operational and financial improvement relative to existing practices and performance;
●	that are expected to sustain high growth due to their ability to create new markets, develop nascent business segments and operate successfully in niche segments with scale-up potential;
●	that are expected to create and deliver long-term value due to innovation and intellectual property rights (“IPR”) development; and
●	display the potential for value unlocking in the medium- to long-term due to a strategic sale, change in management, deregulation, economic legislation and reform.

Because the financials sector (including the banking and insurance industries) represents a significant portion of the total capitalization of the Indian market, under normal circumstances, the Fund may hold a substantial portion of its investments in the financials sector.

The Sub-Adviser’s decision to sell a position held by the Fund is guided by several factors including any significant change in a company’s fundamentals that alters its valuation estimates, when a stock reaches its target price as determined by the Sub-Adviser, opportunities that, in the Sub-Adviser’s opinion, offer better risk-adjusted returns compared to existing holdings, or any liquidity concerns. Furthermore, any outflows in the Fund may also impact the Sub-Adviser’s decision to sell a position held by the Fund.